Operations of Segments and Reconciliation with Consolidated Results of Operations (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 179,113	$ 297,445
Gross profit (loss)	(43,644)	(31,021)
Net Sales	179,113	297,445
Interest expense	103,834	170,887
Loss before income taxes	(144,356)	(241,109)
Expenditure for additions to long-lived assets	3,468	54,153
Operating Segments | Mahong polysilicon plant
Segment Reporting Information [Line Items]
Net Sales	43,642	20
Gross profit (loss)	(19,124)	(42,634)
Net Sales	43,642	20
Interest expense	11,582	74,563
Loss before income taxes	(15,425)	(130,749)
Expenditure for additions to long-lived assets	1,389	45,304
Operating Segments | Other Pv Products Segment
Segment Reporting Information [Line Items]
Net Sales	175,111	297,425
Gross profit (loss)	(26,971)	11,613
Net Sales	175,111	297,425
Interest expense	92,252	96,324
Loss before income taxes	(131,382)	(110,360)
Expenditure for additions to long-lived assets	2,079	8,849
Intersegment Elimination
Segment Reporting Information [Line Items]
Net Sales	(39,640)	0
Gross profit (loss)	2,451	0
Net Sales	(39,640)	0
Loss before income taxes	2,451	0
Expenditure for additions to long-lived assets	0	0
Intersegment Elimination | Mahong polysilicon plant
Segment Reporting Information [Line Items]
Net Sales	(39,640)	0
Net Sales	(39,640)	0
Intersegment Elimination | Other Pv Products Segment
Segment Reporting Information [Line Items]
Net Sales	0	0
Net Sales	$ 0	$ 0